TRANSAMERICA FUNDS
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Inflation-Protected Securities
Transamerica Mid Cap Value
Transamerica Small/Mid Cap Value
Supplement to the Currently Effective Prospectuses, Summary Prospectuses
and Statements of Additional Information
* * *
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Effective as of November 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Information concerning the funds.
Each fund will change its management fee schedule as described immediately below. Each fund will also change its sub‑advisory fee schedule as described below.
Transamerica Asset Management, Inc. (“TAM”), the funds’ investment manager, will receive compensation from each fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $1 billion	0.104%
Over $1 billion up to $3 billion	0.0975%
Over $3 billion up to $5 billion	0.0925%
Over $5 billion up to $7 billion	0.085%
Over $7 billion up to $9 billion	0.080%
In excess of $9 billion	0.0725%
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Transamerica Inflation-Protected Securities
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the fund.
The fund will change its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $750 million	0.38%
In excess of $750 million	0.37%
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Transamerica Mid Cap Value
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Information concerning the fund.
The fund will change its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $100 million	0.88%
Over $100 million up to $550 million	0.83%
Over $550 million up to $750 million	0.79%
Over $750 million up to $1 billion	0.77%
In excess of $1 billion	0.76%

* * *
Transamerica Small/Mid Cap Value
Effective as of August 1, 2022, the following information will supplement and supersede any contrary information contained in the Prospectuses, Summary Prospectuses and Statement of Information concerning the fund.
The fund will change its management fee schedule as described below.
TAM will receive compensation from the fund, calculated daily and paid monthly, at the annual rates (expressed as a percentage of the fund’s average daily net assets) indicated below:

First $100 million	0.79%
Over $100 million up to $350 million	0.78%
Over $350 million up to $500 million	0.77%
Over $500 million up to $750 million	0.75%
Over $750 million up to $1 billion	0.745%
Over $1 billion up to $1.5 billion	0.69%
Over $1.5 billion up to $2 billion	0.68%
In excess of $2 billion	0.67%
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R6	I2
Management fees[1]	0.77%	0.77%	0.77%	0.77%	0.77%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None
Other expenses	0.20%	0.18%	0.14%[2]	0.04%	0.05%
Total annual fund operating expenses	1.22%	1.95%	0.91%	0.81%	0.82%

[1]	Management fees have been restated to reflect a reduction in management fees effective August 1, 2022.
[2]	Other expenses have been revised to reflect the current transfer agency fees with respect to Class I.
The “Example” table included in the Prospectuses and Summary Prospectuses is deleted in its entirety and replaced with the following:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	$298	$612	$1,052	$2,275
Class I	$93	$290	$504	$1,120
Class R6	$83	$259	$450	$1,002
Class I2	$84	$262	$455	$1,014
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$667	$916	$1,183	$1,946
Class C	$198	$612	$1,052	$2,275
Class I	$93	$290	$504	$1,120
Class R6	$83	$259	$450	$1,002
Class I2	$84	$262	$455	$1,014
* * *

Effective as of November 1, 2022, the following sub‑section will be added directly after the sub‑section titled “Management Fees Paid for the Fiscal Year Ended October 31, 2021” under the heading “Shareholder Information - Investment Manager” in the Class R3 Shares Prospectus. As of that date, the following information will also be added alphabetically to the sub‑section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Retail Prospectus.
Recent Management Fee Changes
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Effective November 1, 2022, the management fee of each fund is 0.104% of the first $1 billion; 0.0975% over $1 billion up to $3 billion; 0.0925% over $3 billion up to $5 billion; 0.085% over $5 billion up to $7 billion; 0.080% over $7 billion up to $9 billion; and 0.0725% in excess of $9 billion in average daily net assets. Prior to November 1, 2022, the management fee of each fund was 0.104% of the first $1 billion; 0.0975% over $1 billion up to $3 billion; 0.0925% over $3 billion up to $5 billion; 0.085% over $5 billion up to $7 billion; and 0.080% over $7 billion in average daily net assets.
* * *
Effective as of August 1, 2022, the following information will be added alphabetically to the sub‑section titled “Recent Management Fee Changes” under the heading “Shareholder Information - Investment Manager” in the Prospectuses, as applicable:
Transamerica Inflation-Protected Securities: Effective August 1, 2022, the management fee is 0.38% of the first $750 million; and 0.37% in excess of $750 million in average daily net assets. Prior to August 1, 2022, the management fee was 0.38% of the fund’s average daily net assets.
Transamerica Mid Cap Value: Effective August 1, 2022, the management fee is 0.88% of the first $100 million; 0.83% over $100 million up to $550 million; 0.79% over $550 million up to $750 million; 0.77% over $750 million up to $1 billion; and 0.76% in excess of $1 billion in average daily net assets. Prior to August 1, 2022, the management fee was 0.88% of the first $100 million; 0.83% over $100 million up to $750 million; 0.81% over $750 million up to $1.5 billion; and 0.80% in excess of $1.5 billion in average daily net assets.
Transamerica Small/Mid Cap Value: Effective August 1, 2022, the management fee is 0.79% of the first $100 million; 0.78% over $100 million up to $350 million; 0.77% over $350 million up to $500 million; 0.75% over $500 million up to $750 million; 0.745% over $750 million up to $1 billion; 0.69% over $1 billion up to $1.5 billion; 0.68% over $1.5 billion up to $2 billion; and 0.67% in excess of $2 billion in average daily net assets. Prior to August 1, 2022, the management fee was 0.79% of the first $350 million; 0.78% over $350 million up to $500 million; 0.765% over $500 million up to $750 million; 0.755% over $750 million up to $1 billion; 0.735% over $1 billion up to $1.5 billion; 0.73% over $1.5 billion up to $2 billion; and 0.725% in excess of $2 billion in average daily net assets.
* * *
Effective as of November 1, 2022, the following information will revise the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub‑section of the Statement of Additional Information (as applicable) under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio

0.104% of the first $1 billion
0.0975% over $1 billion up to $3 billion
0.0925% over $3 billion up to $5 billion
0.085% over $5 billion up to $7 billion
0.080% over $7 billion up to $9 billion
0.0725% in excess of $9 billion

Effective as of August 1, 2022, the following information will revise the corresponding information appearing in the table contained in the “Investment Manager Compensation” sub‑section of the Statements of Additional Information (as applicable) under the heading “Investment Management and Other Services – The Investment Manager”:

Fund Name	Percentage of Average Daily Net Assets
Transamerica Inflation-Protected Securities(1)	0.38% of the first $750 million 0.37% in excess of $750 million
Transamerica Mid Cap Value	0.88% of the first $100 million 0.83% over $100 million up to $550 million 0.79% over $550 million up to $750 million 0.77% over $750 million up to $1 billion 0.76% in excess of $1 billion
Transamerica Small/Mid Cap Value
0.79% of the first $100 million
0.78% over $100 million up to $350 million
0.77% over $350 million up to $500 million
0.75% over $500 million up to $750 million
0.745% over $750 million up to $1 billion
0.69% over $1 billion up to $1.5 billion
0.68% over $1.5 billion up to $2 billion
0.67% in excess of $2 billion

* * *
Effective as of November 1, 2022, the following information will revise the corresponding information appearing in the table contained in the “Sub‑Advisory Fees” sub‑section of the Statement of Additional Information (as applicable) under the heading “Investment Management and Other Services – Sub‑Advisers”:

Fund	Sub‑Adviser	Sub‑Advisory Fees
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Goldman Sachs Asset Management, L.P. (1)
0.070% of the first $1 billion
0.055% over $1 billion up to $3 billion
0.050% over $3 billion up to $5 billion
0.045% over $5 billion up to $7 billion
0.0425% over $7 billion up to $9 billion
0.0350% in excess of $9 billion

(1)
The average daily net assets for the purposed of calculating sub‑advisory fees will be determined on the basis of the combined assets of Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Goldman Sachs 70/30 Allocation VP, Transamerica Goldman Sachs Managed Risk – Balanced ETF VP, Transamerica Goldman Sachs Managed Risk – Conservative ETF VP and Transamerica Goldman Sachs Managed Risk – Growth ETF VP.

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Investors Should Retain this Supplement for Future Reference

June 28, 2022